Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 2,850	¥ 252	¥ 690
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	2,781	0
Deduction		(2,373)	(187)	(474)
Translation adjustment		3	4	36
Balance at end of period		480	2,850	252
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		2,850	252	690
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	2,781	0
Deduction		(2,373)	(187)	(474)
Translation adjustment		3	4	36
Balance at end of period		480	2,850	252
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		35,155	21,560	15,369
Acquisitions		143	1,403	805
Addition: Charged to costs and expenses		4,123	13,414	7,458
Deduction	[1]	(2,814)	(2,445)	(2,487)
Other	[2]	680	1,223	415
Balance at end of period		¥ 37,287	¥ 35,155	¥ 21,560

[1]	The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥553 million in fiscal 2021, ¥1,742 million in fiscal 2022 and ¥1,465 million in fiscal 2023.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.